Bank Borrowings (Narrative) (Details) $ in Thousands				1 Months Ended							12 Months Ended
	Mar. 11, 2016 USD ($)	Jun. 26, 2015 CNY (¥)	May 12, 2015 USD ($)	May 31, 2015 USD ($)	May 31, 2015 CNY (¥)	Jun. 30, 2014 USD ($)	Jun. 30, 2014 CNY (¥)	May 31, 2014 USD ($)	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CNY (¥)	Jun. 30, 2016 CNY (¥)	Jun. 30, 2015 CNY (¥)	Jun. 30, 2014 CNY (¥)	Jun. 30, 2016 USD ($)	Jun. 30, 2016 CNY (¥)	Mar. 31, 2014 CNY (¥)
Line of Credit Facility [Line Items]
Weighted average interest rate, long-term bank loans												1.19%
Weighted average interest rate, current portions of long-term bank loans												1.53%		1.47%	1.47%
Interest expense incurred											¥ 3,676,000
2014 Facility 2 [Member]
Line of Credit Facility [Line Items]
Pledged time deposits for this bank facility																¥ 223,038,000
Restricted cash deposited as interest reserve												¥ 6,103,000			¥ 0
Amount of loan repaid	$ 20,000	¥ 85,000,000
Transaction costs															3,329,000
Transaction costs that have not been amortized												688,000			0
Interest expense incurred											¥ 1,441,000	5,917,000	¥ 782,000
2014 Facility 2 Part 1 [Member]
Line of Credit Facility [Line Items]
Maximum amount of loan the group can borrow | $									$ 20,000
Percentage added to the reference rate to compute the floating interest rate									1.25%	1.25%
Reference rate											3 month LIBOR
Loan drew down									$ 20,000	¥ 123,042,000
2014 Facility 2 Part 2 [Member]
Line of Credit Facility [Line Items]
Maximum amount of loan the group can borrow																¥ 85,000,000
Percentage added to the reference rate to compute the floating interest rate									1.25%	1.25%
Reference rate											bank's cost of funds
Loan drew down										¥ 85,000,000
2014 Facility 3 [Member]
Line of Credit Facility [Line Items]
Maximum amount of loan the group can borrow | $								$ 18,000
Percentage added to the reference rate to compute the floating interest rate								1.00%
Reference rate											1 month LIBOR
Loan drew down				$ 4,000	¥ 24,455,000	$ 14,000	¥ 86,373,000
Pledged time deposits for this bank facility															133,428,000
Transaction costs															2,132,000
Transaction costs that have not been amortized												166,000			0
Interest expense incurred											¥ 1,547,000	1,047,000	¥ 66,000
Outstanding balance under facility | $														$ 18,000
2014 Facility 3 [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Term of loan facility agreement								2 years
2015 Facility 1 [Member]
Line of Credit Facility [Line Items]
Maximum amount of loan the group can borrow | $			$ 12,000
Percentage added to the reference rate to compute the floating interest rate			1.00%
Reference rate											1 month LIBOR
Loan drew down				$ 8,000	¥ 48,909,000
Pledged time deposits for this bank facility															82,313,000
Transaction costs															668,000
Transaction costs that have not been amortized												33,000			¥ 0
Interest expense incurred											¥ 688,000	¥ 55,000
Outstanding balance under facility | $														$ 8,000
2015 Facility 1 [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Term of loan facility agreement			2 years